Financial Risk Management Objectives and Policies - Summary of Effects of Hedges Designated for Hedge Accounting in Debt (Detail)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about hedged items [line items]
Book value	R$ 2,975,503,000
Fair Value - hedge instrument	(256,982,000)
Consolidated post hedge strategy	2,718,521,000
Purchase of aircraft [member] | US Dollars [member]
Disclosure of detailed information about hedged items [line items]
Book value	100,042,000
Consolidated post hedge strategy	100,042,000
Purchase of aircraft [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about hedged items [line items]
Book value	192,861,000
Consolidated post hedge strategy	192,861,000
Finance lease [member]
Disclosure of detailed information about hedged items [line items]
Book value	949,891
Fair Value - hedge instrument	9,422
Consolidated post hedge strategy	959,313
Finance lease [member] | US Dollars [member]
Disclosure of detailed information about hedged items [line items]
Book value	949,891,000
Fair Value - hedge instrument	9,422,000
Consolidated post hedge strategy	959,313,000
Finance lease [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about hedged items [line items]
Book value	2,386,000
Consolidated post hedge strategy	2,386,000
Working capital [member]
Disclosure of detailed information about hedged items [line items]
Book value	1,656,947,000
Fair Value - hedge instrument	(266,404,000)
Consolidated post hedge strategy	1,390,543,000
Working capital [member] | US Dollars [member]
Disclosure of detailed information about hedged items [line items]
Book value	1,656,947,000
Fair Value - hedge instrument	(266,404,000)
Consolidated post hedge strategy	1,390,543,000
Working capital [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about hedged items [line items]
Book value	73,376,000
Consolidated post hedge strategy	73,376,000
Hedge current position [member]
Disclosure of detailed information about hedged items [line items]
Book value	295,913,000
Consolidated post hedge strategy	295,913,000
Hedge noncurrent position [member]
Disclosure of detailed information about hedged items [line items]
Book value	2,679,590,000
Fair Value - hedge instrument	(256,982,000)
Consolidated post hedge strategy	R$ 2,422,608,000